Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables And Accruals

	As of December 31,
	2021	2022
	US$	US$
Payables in respect of research and development expenses	4,248	5,435
Accrued salaries and bonuses	2,485	2,475
Accrued other expenses	2,265	1,662
Accrued share issue costs	644	—
Deposit received for a potential out-licensing drug patent (note)	1,000	1,000
Others	759	1,103

	11,401	11,675